Supplement to the
Fidelity® New Markets Income Fund
March 1, 2024
Prospectus

The fund changed its classification from a non-diversified fund to a diversified fund.
NMI-PSTK-0424-127 1.711501.127	April 9, 2024
Supplement to the
Fidelity® New Markets Income Fund
March 1, 2024
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the information found in the "Investment Policies and Limitations" section.
Diversification
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
The following information has been removed from the "Investment Policies and Limitations" section.
Diversification
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

NMI-SSTK-0424-108-1.874198.108	April 9, 2024

Supplement to the
Fidelity® New Markets Income Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2024
Prospectus

The fund changed its classification from a non-diversified fund to a diversified fund.
ANMI-PSTK-0424-105 1.9896097.105	April 9, 2024
Supplement to the
Fidelity® New Markets Income Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2024
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the information found in the "Investment Policies and Limitations" section.
Diversification
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
The following information has been removed from the "Investment Policies and Limitations" section.
Diversification
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

ANMI-SSTK-0424-103-1.9892885.103	April 9, 2024